December 17, 2021

Via Email

U.S. Securities and Exchange Commission Judiciary Plaza 100 F Street, NE Washington, D.C. 20549

RE:	Frontier Funds, Inc. (Registration Nos. 333-07305; 811-07685)

Ladies and Gentlemen:

Attached for filing on behalf of Frontier Funds, Inc. (the “Company”) pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Act”), please find the Statement of Additional Information for the Frontier HyperiUS Global Equity Fund (the “Fund”), a series of the Company.

In addition, please note that in lieu of filing the form of the Company’s Prospectus for the Fund, included in Post-Effective Amendment No. 127 to the Company’s Registration Statement on Form N-1A, which will be used by the Company after the effective date of Post-Effective Amendment No. 127 as required by Rule 497(c) of the Act, we are hereby providing you with notice in accordance with Rule 497(j) under the Act that the Prospectus that would have been filed pursuant to Rule 497(c) of the Act, would not have differed from the form of the Prospectus contained in Post-Effective Amendment No. 127.  The text of Post-Effective Amendment No. 127 was filed electronically via EDGAR on October 28, 2021.

If you have any questions regarding this letter, please do not hesitate to contact me.

Very truly yours, Godfrey & Kahn, S.C.

/s/ Kristen A. Irgens

Kristen A. Irgens